JUNIOR SUBORDINATED DEBENTURES	12 Months Ended
Dec. 31, 2025
Subordinated Borrowings [Abstract]
JUNIOR SUBORDINATED DEBENTURES

NOTE 8 – JUNIOR SUBORDINATED DEBENTURES

The Company issued $7.75 million in subordinated debt during 2018. The proceeds were contributed to the Bank as additional paid in capital, and qualifies as Tier 1 Capital at the Bank Level. The subordinated debt may be included in Tier II Capital (with certain limitations applicable) at the parent Company under current regulatory guidelines and interpretations. The subordinated notes have a fixed interest rate of 5.75%, payable quarterly to the note holders. The subordinated debt matures on September 10, 2028. At December 31, 2025 and 2024, $1.20 million was owned by certain directors of the Company.